UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21621

Name of Fund: Defined Strategy Fund Inc. (DSF)

Fund Address: P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Defined Strategy
Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

Defined Strategy Fund Inc.

Semi-Annual Report (Unaudited)

March 31, 2008

IQ INVESTMENT ADVISORS

Nuveen HydePark

Defined Strategy Fund Inc.

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit
Committee
Steven W. Kohlhagen, Director and Chairman of the
Nominating and Corporate Governance
Committee
Laura S. Unger, Director
Mitchell M. Cox, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Donald C. Burke, Vice President and Assistant Treasurer
Martin G. Byrne, Chief Legal Officer
Michael J. Fuccile, Chief Compliance Officer
Justin C. Ferri, Vice President
Michael M. Higuchi, Vice President

Custodian State Street Bank and Trust Company P.O. Box 351 Boston, MA 02101 Transfer Agent BNY Mellon Shareowner Services 480 Washington Boulevard Jersey City, NJ 07310

Proxy Results

During the six-month period ended March 31, 2008, the shareholders of Defined Strategy Fund Inc. voted on the following proposal. On November 13, 2007, a special stockholders’ meeting was adjourned with respect to the proposal until December
21, 2007, at which time it was approved. A description of the proposal and number of shares voted are as follows:

	Shares Voted	Shares Voted	Shares Voted
	For	Against	Abstain

To approve a new subadvisory agreement between
IQ Investment Advisors LLC and Nuveen HydePark Group, LLC.	1,776,262	686,004	33,458

2 DEFINED STRATEGY FUND INC.

MARCH 31, 2008

Fund Summary as of March 31, 2008 (Unaudited)

Fund Information

Symbol on New York Stock Exchange	DSF
Initital Offering Date	December 28, 2004
Yield on Closing Market Price as of March 31, 2008 ($17.76)*	3.31%
Current Quarterly Distribution per share of Common Stock**	$.146927
Current Annualized Distribution per share of Common Stock**	$.587708

*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	3/31/08(a)	9/30/07	Change†	High	Low

Market Price	$17.76	$21.77	(18.42%)	$22.65	$16.30
Net Asset Value	$19.13	$23.41	(18.28%)	$24.18	$17.98

(a)	For the six-month period, the Common Stock of the Fund had a total investment return of (15.02%) in net asset value per share and (15.16%) in market price per share, assuming reinvestment of dividends. For the same period, the performance of the Dow Jones 10 Index, the Fund’s unmanaged reference index, was (15.59%).

† Does not include reinvestment of dividends.

Portfolio Information

	Percent of
	Net Assets

Sector Representation‡	3/31/08	9/30/07

Consumer Discretionary	19.2%	11.4%
Telecommunication Services	18.6	21.6
Financials	18.2	16.2
Materials	11.5	9.2
Industrials	10.7	10.4
Consumer Staples	10.2	9.9
Health Care	9.9	19.5
Information Technology	0.4	0.3
Energy	0.2	—
Utilities	—	0.2
Other††	1.1	1.3

†† Includes portfolio holdings in short-term investments.

Percent of
Ten Largest Equity Holdings	Net Assets

E. I. du Pont de Nemours & Co.	11.2%
Home Depot, Inc.	11.0
General Electric Co.	10.6
JPMorgan Chase & Co.	10.4
AT&T Inc.	9.7
Pfizer, Inc.	9.7
Verizon Communications, Inc.	8.8
General Motors Corp.	8.1
Citigroup, Inc.	7.7
Philip Morris International, Inc.	7.1

Percent of
Five Largest Industries‡	Net Assets

Diversified Telecommunication Services	18.6%
Diversified Financial Services	18.2
Chemicals	11.4
Specialty Retail	11.0
Industrial Conglomerates	10.6

  For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease. Percentages shown include variable prepaid forward contracts.

DEFINED STRATEGY FUND INC.

MARCH 31, 2008

3

Schedule of Investments as of March 31, 2008 (unaudited)

(Percentages shown are based on Net Assets)

	Shares
Common Stocks	Held	Value

Automobiles — 14.5%
Ford Motor Co. (a)	862,069	$ 4,931,035
General Motors Corp.	326,020	6,210,681

		11,141,716

Chemicals — 19.2%
E.I. du Pont de Nemours & Co.	184,047	8,606,038
The Mosaic Co. (a)	59,625	6,117,525

		14,723,563

Communications Equipment — 6.3%
Cisco Systems, Inc. (a)	199,924	4,816,169

Computers & Peripherals — 5.6%
Apple, Inc. (a)	29,769	4,271,852

Diversified Financial Services — 29.5%
Citigroup, Inc.	275,632	5,904,037
IntercontinentalExchange, Inc. (a)	32,224	4,205,232
JPMorgan Chase & Co.	185,902	7,984,491
The NASDAQ Stock Market, Inc. (a)	117,978	4,561,030

		22,654,790

Diversified Telecommunication Services — 18.6%
AT&T Inc.	195,251	7,478,113
Verizon Communications, Inc.	185,732	6,769,931

		14,248,044

Energy Equipment & Services — 12.1%
National Oilwell Varco, Inc. (a)	72,564	4,236,286
Transocean, Inc.	37,538	5,075,138

		9,311,424

Health Care Equipment & Supplies — 12.5%
Hologic, Inc. (a)	76,957	4,278,809
St. Jude Medical, Inc. (a)	123,239	5,322,692

		9,601,501

Industrial Conglomerates — 10.6%
General Electric Co.	218,900	8,101,489

Machinery — 6.6%
AGCO Corp. (a)	85,103	5,095,968

	Shares
Common Stocks	Held	Value

Metals & Mining — 10.0%
AK Steel Holding Corp.	141,167	$ 7,682,308

Pharmaceuticals — 9.7%
Pfizer, Inc.	357,002	7,472,052

Semiconductors & Semiconductor
Equipment — 11.5%
Lam Research Corp. (a)	135,729	5,187,562
Nvidia Corp. (a)	183,631	3,634,057

		8,821,619

Software — 6.0%
Intuit, Inc. (a)	171,345	4,628,029
Oracle Corp. (a)	90	1,760

		4,629,789

Specialty Retail — 11.0%
Home Depot, Inc.	301,213	8,424,928

Tobacco — 10.2%
Altria Group, Inc.	107,364	2,383,481
Philip Morris International, Inc. (a)	107,364	5,430,471

		7,813,952

Total Common Stocks (Cost — $153,046,249) — 193.9%		148,811,164

	Face
Short-Term Securities	Amount

Time Deposits — 1.1%
State Street Bank & Trust Co., 1.25%
due 4/01/2008	$ 828,634	828,634

Total Short-Term Securities (Cost — $828,634) — 1.1%		828,634

Total Investments (Cost — $153,874,883*) — 195.0%		149,639,798
Liabilities in Excess of Other Assets — (95.0%)		(72,919,043)

Net Assets — 100.0%		$ 76,720,755

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 158,100,110

Gross unrealized appreciation	$ 6,396,321
Gross unrealized depreciation	(14,856,633)

Net unrealized depreciation	$ (8,460,312)

(a) Non-income producing security.
• For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease. Industries are shown as a percent of net assets.

• Variable prepaid forward contracts as of March 31, 2008 were as follows:

Shares
Held	Issue	Value

85,103	AGCO Corp.†	$(5,017,903)
141,167	AK Steel Holding Corp.	(7,536,996)
29,769	Apple, Inc.†	(4,219,879)
199,924	Cisco Systems, Inc.†	(4,740,690)
862,069	Ford Motor Co.†	(4,833,486)
76,957	Hologic, Inc.†	(4,223,392)
32,224	IntercontinentalExchange, Inc.†	(4,150,199)
171,345	Intuit, Inc.†	(4,571,237)
135,729	Lam Research Corp.†	(5,099,146)
59,625	The Mosaic Co.†	(6,008,847)
117,978	The NASDAQ Stock Market, Inc.†	(4,507,758)
72,564	National Oilwell Varco, Inc.†	(4,188,911)
183,631	Nvidia Corp.†	(3,592,387)
123,239	St. Jude Medical, Inc.†	(5,217,472)
37,538	Transocean, Inc.†	(4,993,090)

Total (Proceeds — $77,594,490)		$ (72,901,393)

† Non-income producing security.

See Notes to Financial Statements.

4 DEFINED STRATEGY FUND INC.

MARCH 31, 2008

Statement of Assets, Liabilities and Capital

As of March 31, 2008 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $153,874,883)		$ 149,639,798
Receivables:
Dividends	$ 148,382
Interest	29	148,411

Prepaid expenses		5,681

Total assets		149,793,890

Liabilities

Variable prepaid forward contracts, at value (proceeds — $77,594,490)		72,901,393
Investment adviser		52,389
Accrued expenses		119,353

Total liabilities		73,073,135

Net Assets

Net assets		$ 76,720,755

Capital

Common Stock, par value $.001 per share, 100,000,000 shares authorized		$ 4,011
Paid-in capital in excess of par		74,441,036
Undistributed investment income — net	$ 592,909
Undistibuted realized capital gains — net	1,224,787
Unrealized appreciation — net	458,012

Total accumulated earnings — net		2,275,708

Total Capital — Equivalent to $19.13 per share based on 4,010,612 shares of Common Stock
outstanding (market price — $17.76)		$ 76,720,755

See Notes to Financial Statements.

DEFINED STRATEGY FUND INC.

MARCH 31, 2008

5

Statement of Operations

For the Six Months Ended March 31, 2008 (Unaudited)

Investment Income

Dividends		$ 1,681,289
Interest		11,792

Total income		1,693,081

Expenses

Investment advisory fees	$ 360,936
Professional fees	32,627
Directors’ fees and expenses	32,537
Printing and shareholder reports	14,576
Transfer agent fees	13,830
Licensing fees	12,072
Listing fees	11,922
Accounting services	11,482
Custodian fees	7,804
Dividend expense on variable prepaid forward contracts	7,058
Repurchase offer fees	6,828
Other	12,467

Total expenses		524,139

Investment income — net		1,168,942

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net	6,916,871
Variable prepaid forward contracts — net	(1,466,857)	5,450,014

Change in unrealized appreciation/depreciation on:
Investments — net	(29,036,240)
Variable prepaid forward contracts — net	7,786,722	(21,249,518)

Total realized and unrealized loss — net		(15,799,504)

Net Decrease in Net Assets Resulting from Operations		$ (14,630,562)

See Notes to Financial Statements.

6 DEFINED STRATEGY FUND INC.

MARCH 31, 2008

Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	March 31, 2008	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Investment income — net	$ 1,168,942	$ 2,437,466
Realized gain — net	5,450,014	3,894,538
Change in unrealized appreciation/depreciation — net	(21,249,518)	6,984,208

Net increase (decrease) in net assets resulting from operations	(14,630,562)	13,316,212

Dividends to Shareholders

Investment income — net	(1,186,642)	(2,653,285)
Realized gain — net	(2,062,834)	—

Net decrease in net assets resulting from dividends and distributions to shareholders	(3,249,476)	(2,653,285)

Common Stock Transactions

Net redemption of Common Stock resulting from a repurchase offer (includes
$18,998 and $14,072 of repurchase fees, respectively)	(4,225,901)	(30,916,865)

Net Assets

Total decrease in net assets	(22,105,939)	(20,253,938)
Beginning of period	98,826,694	119,080,632

End of period*	$ 76,720,755	$ 98,826,694

* Undistributed investment income — net	$ 592,909	$ 610,609

See Notes to Financial Statements.

DEFINED STRATEGY FUND INC.

MARCH 31, 2008

7

Statement of Cash Flows

For the Six Months Ended March 31, 2008 (Unaudited)

Cash Used for Operating Activities

Net decrease in net assets resulting from operations	$ (14,630,562)
Adjustments to reconcile net decrease in net assets
resulting from operations to net cash used for operating activities:
Decrease in receivables and prepaid expenses	95,646
Increase in other liabilities and accrued expenses	14,317
Realized and unrealized loss — net	15,799,504
Proceeds from sales of long-term securities	25,550,934
Purchases of long-term securities	(97,347,308)
Proceeds from sales of short-term investments — net	398,356

Cash used for operating activities	(70,119,113)

Cash Provided by Financing Activities

Proceeds from variable prepaid forward contracts	77,594,490
Redemption of Common Stock from repurchase offer, net of repurchase fees	(4,225,901)
Dividends paid to shareholders	(3,249,476)

Cash provided by financing activities	70,119,113

Cash

Net increase in cash	—
Cash at beginning of period	—

Cash at end of period	—

Cash Flow Information

Cash paid for dividend expense	$ 7,058

Non-Cash Financing Activities

Securities delivered to settle variable prepaid forward contracts	$ 92,747,159

See Notes to Financial Statements.

8 DEFINED STRATEGY FUND INC.

MARCH 31, 2008

Financial Highlights

				For the Period
	For the Six		For the	December 28,
	Months Ended	Year Ended		2004† to
The following per share data and ratios have been derived	March 31, 2008		September 30 ,	September 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005
Per Share Operating Performance

Net asset value, beginning of period	$ 23.41	$ 21.16	$ 17.75	$ 19.10

Investment income — net***	.28	.52	.54	.40
Realized and unrealized gain (loss) — net	(3.79)††	2.27††	3.42††	(1.45)

Total from investment operations	(3.51)	2.79	3.96	(1.05)

Less dividends and distributions:
Investment income — net	(.28)	(.54)	(.55)	(.26)
Realized gain — net	(.49)	—	—	—

Total dividends and distributions	(.77)	(.54)	(.55)	(.26)

Offering costs resulting from the issuance of Common Stock	—	—	—	(.04)

Net asset value, end of period	$ 19.13	$ 23.41	$ 21.16	$ 17.75

Market price per share, end of period	$ 17.76	$ 21.77	$ 19.65	$ 16.25

Total Investment Return**

Based on net asset value per share	(15.02%)(b)	13.52%	23.16%	(5.63%)(b)

Based on market price per share	(15.16%)(b)	13.68%	24.93%	(17.49%)(b)

Ratios to Average Net Assets

Expenses, net of reimbursement	1.19%*	1.13%	1.15%	1.01%*

Expenses	1.19%*	1.13%	1.15%	1.02%*

Investment income — net	2.65%*	2.38%	2.94%	2.89%*

Supplemental Data

Net assets, end of period (in thousands)	$ 76,721	$ 98,827	$ 119,081	$ 133,206

Portfolio turnover (a)	57%	54%	48%	0%

* Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
*** Based on average shares outstanding.
† Commencement of operations.
Includes repurchase fees, which are less than $.01 per share.
(a) Includes the periodic turnover of the securities related to the variable prepaid forward contracts.
(b) Aggregate total investment return.
See Notes to Financial Statements.

DEFINED STRATEGY FUND INC.

MARCH 31, 2008

9

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Defined Strategy Fund Inc. (the “Fund”) is registered under
the Investment Company Act of 1940, as amended, as a
diversified, closed-end management investment company
with a fixed term of existence. The Fund pursues its invest-
ment objective by investing substantially all of its net assets, in approximately equal amounts, in the 10 highest dividend-
yielding stocks in the Dow Jones Industrial AverageSM (as
of a date determined once each year) (the “Stocks”). To
enhance its returns, the Fund will simultaneously enter into variable prepaid forward contracts, with terms of approxi-
mately one year, to sell liquid equity securities and will use the proceeds to purchase those same liquid equity securities other than the Stocks. The Fund’s financial statements
are prepared in conformity with U.S. generally accepted
accounting principles, which may require the use of man-
agement accruals and estimates. Actual results may differ
from these estimates. These unaudited financial statements
reflect all adjustments, which are, in the opinion of manage-
ment, necessary to present a fair statement of the results
for the interim period. All such adjustments are of a nor-
mal, recurring nature. The Fund determines, and makes
available for publication, the net asset value of its Common
Stock on a daily basis. The Fund’s Common Stock shares
are listed on the New York Stock Exchange (“NYSE”) under
the symbol DSF. The following is a summary of significant
accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are
held by the Fund that are traded on stock exchanges or the
NASDAQ Global Market are valued at the last sale price or
official close price on the exchange, as of the close of busi-
ness on the day the securities are being valued or, lacking
any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one
exchange, the securities are valued on the exchange desig-
nated as the primary market by or under the authority of
the Board of Directors of the Fund. Long positions traded
in the over-the-counter (“OTC”) market, NASDAQ Capital
Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers
or pricing services approved by the Board of Directors of
the Fund. Short positions traded in the OTC market are
valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock
exchange are valued according to the broadest and most
representative market.

Exchange-traded options are valued at the mean between
the last bid and ask prices at the close of the option market in which the options trade. Options traded in the OTC
market are valued at the last asked price (options written)
or the last bid price (options purchased). Swap agreements
and variable prepaid forward contracts are valued based
upon quoted fair valuations received daily by the Fund
from a pricing service or counterparty. Financial futures con-
tracts and options thereon, which are traded on exchanges,
are valued at their last sale price as of the close of such
exchanges. Valuation of short-term investment vehicles is
generally based on the net asset value of the underlying
investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued
interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for
which market quotations are not readily available are val-
ued at fair value as determined in good faith by or under
the direction of the Board of Directors of the Fund, includ-
ing valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations.
The procedures of a pricing service and its valuations are
reviewed by the officers of the Fund under the general
supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board
of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S.
government securities, money market instruments and
certain fixed-income securities, is substantially completed
each day at various times prior to the close of business
on the NYSE. The values of such securities used in comput-
ing the net asset value of the Fund’s shares are determined
as of such times. Foreign currency exchange rates will gen-
erally be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such secu-
rities and such exchange rates may occur between the times
at which they are determined and the close of business on
the NYSE that may not be reflected in the computation of
the Fund’s net asset value. If events (for example, a compa-
ny announcement, market volatility or a natural disaster)
occur during such periods that are expected to materially
affect the value of such securities, those securities will be valued at their fair value as determined in good faith by
the Fund’s Board of Directors or by the Investment Adviser
using a pricing service and/or procedures approved by the
Fund’s Board of Directors.

Dow Jones Industrial Average and DJIA are service marks of Dow Jones & Company, Inc.

10 DEFINED STRATEGY FUND INC.

MARCH 31, 2008

Notes to Financial Statements (continued)

(b) Derivative financial instruments — The Fund may
engage in various portfolio investment strategies to increase the return of the Fund. Losses may arise due to changes
in the value of the contract due to an unfavorable change
in the price of the underlying security, or index, or if the counterparty does not perform under the contract. The
counterparty for certain instruments may pledge cash or
securities as collateral.

• Options — The Fund may purchase and write call
and put options. When the Fund writes an option, an
amount equal to the premium received by the Fund is
reflected as an asset and an equivalent liability. The
amount of the liability is subsequently marked-to-market
to reflect the current market value of the option written.
When a security is purchased or sold through an exer-
cise of an option, the related premium paid (or received)
is added to (or deducted from) the basis of the security
acquired or deducted from (or added to) the proceeds
of the security sold. When an option expires (or the Fund
enters into a closing transaction), the Fund realizes a
gain or loss on the option to the extent of the premiums
received or paid (or gain or loss to the extent the cost
of the closing transaction exceeds the premium paid
or received). Written and purchased options are non-
income producing investments.

• Variable prepaid forward contracts — The Fund enters
into variable prepaid forward contracts with terms of
approximately one year to sell liquid equity securities
and uses the sale proceeds to purchase those same
liquid equity securities. In a variable prepaid forward
contract, the amount of shares (or their cash equivalent)
that the seller is required to deliver at maturity varies as a function of the stock’s performance. The variable pre-
paid forward contracts are prepaid by the counterparties
to these transactions and as a result the Fund is not
exposed to any risk that counterparties to these trans-
actions will be unable to meet their obligations under
the arrangements. The liquid equity securities serve as
collateral for the Fund’s obligation under the variable
prepaid forward contracts. The proceeds of the contracts
are reflected as a liability. The amount of the liability is subsequently marked-to-market to reflect the current
market value of the contracts.

• Financial futures contracts — The Fund may purchase
or sell financial futures contracts and options on such
financial futures contracts. Financial futures contracts

are contracts for delayed delivery of securities at a
specific future date and at a specific price or yield. Upon
entering into a contract, the Fund deposits and main-
tains as collateral such initial margin as required by the
exchange on which the transaction is effected. Pursuant
to the contract, the Fund agrees to receive from or pay
to the broker an amount of cash equal to the daily
fluctuation in value of the contract. Such receipts or pay-
ments are known as variation margin and are recorded
by the Fund as unrealized gains or losses. When the
contract is closed, the Fund records a realized gain or
loss equal to the difference between the value of the
contract at the time it was opened and the value at the
time it was closed.

(c) Income taxes — It is the Fund’s policy to comply with
the requirements of the Internal Revenue Code applicable
to regulated investment companies and to distribute sub-
stantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

(d) Security transactions and investment income —
Security transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains
and losses on security transactions are determined on the
identified cost basis. Dividend income is recorded on the
ex-dividend dates. Interest income is recognized on the
accrual basis.

(e) Dividends and distributions — Dividends and
distributions paid by the Fund are recorded on the ex-
dividend dates.

(f) Recent accounting pronouncements — Effective June
29, 2007, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48,
“Accounting for Uncertainty in Income Taxes — an interpre-
tation of FASB Statement No. 109” (“FIN 48”). FIN 48 pre-
scribes the minimum recognition threshold a tax position
must meet in connection with accounting for uncertainties
in income tax positions taken or expected to be taken by an
entity, including investment companies, before being meas-
ured and recognized in the financial statements. Manage-
ment has evaluated the application of FIN 48 to the Fund,
and has determined that the adoption of FIN 48 does not
have a material impact on the Fund’s financial statements.
The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. All tax years
of the Fund are open at this time.

DEFINED STRATEGY FUND INC.

MARCH 31, 2008

11

Notes to Financial Statements (concluded)

In September 2006, Statement of Financial Accounting
Standards No. 157, “Fair Value Measurements” (“FAS
157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, estab-
lishes a framework for measuring fair value and expands
disclosures about fair value measurements. The impact on
the Fund’s financial statement disclosures, if any, is currently being assessed.

In addition, In February 2007, Statement of Financial
Accounting Standards No. 159, “The Fair Value Option
for Financial Assets and Financial Liabilities” (“FAS 159”),
was issued and is effective for fiscal years beginning after
November 15, 2007. Early adoption is permitted as of
the beginning of a fiscal year that begins on or before
November 15, 2007, provided the entity also elects to apply
the provisions of FAS 157. FAS 159 permits entities to
choose to measure many financial instruments and certain
other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate
comparisons between entities that choose different meas-
urement attributes for similar types of assets and liabilities.
The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and
Transactions with Affiliates:

The Fund has entered into an Investment Advisory
Agreement with IQ Investment Advisors LLC (“IQ”), an
indirect subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”).
IQ is responsible for the investment advisory, management
and administrative services to the Fund. In addition, IQ
provides the necessary personnel, facilities, equipment and
certain other services necessary to the operations of the
Fund. For such services, the Fund pays a monthly fee at an
annual rate equal to .82% of the average daily value of the
Fund’s net assets plus borrowings for leverage and other
investment purposes. IQ has entered into a Subadvisory
Agreement with Nuveen HydePark Group, LLC (“Nuveen
HydePark”) pursuant to which Nuveen HydePark, provides
certain investment advisory services to IQ with respect to
the Fund. For such services, IQ pays Nuveen HydePark a
monthly fee at an annual rate equal to .35% of the average
daily value of the Fund’s net assets plus borrowings for lever-
age and other investment purposes. There is no increase in
aggregate fees paid by the Fund for these services. Effective

December 21, 2007, the shareholders approved a new
Subadvisory Agreement for the Fund between IQ and
Nuveen HydePark.

IQ has entered into an Administration Agreement with
Princeton Administrators, LLC (the “Administrator”). The
Administration Agreement provides that IQ pays the
Administrator a fee at the annual rate of .12% of the
average daily of the Fund’s net assets plus borrowings
for leverage and other investment purposes for the perform-
ance of administrative and other services necessary for the
operation of the Fund. There is no increase in aggregate
fees paid by the Fund for these services. The Administrator
is an indirect subsidiary of BlackRock, Inc. ML & Co. is a
principal owner of BlackRock, Inc.

Certain officers of the Fund are officers and/or directors of
IQ, BlackRock, Inc. and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term
securities, for the six months ended March 31, 2008, were
$97,347,308 and $118,298,093, respectively. Sales of
investments include securities delivered to settle the
matured variable prepaid forward contracts.

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of
stock par value $.001 per share, all of which are initially
classified as Common Stock. The Board of Directors is
authorized, however, to classify and reclassify any un-issued shares of Common Stock without approval of the holders of
Common Stock.

Shares issued and outstanding during the six months ended
March 31, 2008 and the year ended September 30, 2007
decreased by 211,084 and 1,407,231, respectively, as a
result of repurchase offers.

The Fund will make offers to repurchase its shares at annual
(approximately 12-month) intervals. The shares tendered in
the repurchase offer will be subject to a repurchase fee
retained by the Fund to compensate the Fund for expenses
directly related to the repurchase offer.

5. Subsequent Event:

The Fund paid an ordinary income dividend to holders of
Common Stock in the amount of $.149595 per share on
April 30, 2008 to shareholders of record on April 22, 2008.

12 DEFINED STRATEGY FUND INC.

MARCH 31, 2008

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy
whereby the Fund would adopt an “interval fund” structure
pursuant to Rule 23c-3 under the Investment Company
Act of 1940, as amended (the “1940 Act”). As an interval
fund, the Fund will make annual repurchase offers at net
asset value (less repurchase fee not to exceed 2%) to all
Fund shareholders. The percentage of outstanding shares
that the Fund can repurchase in each offer will be estab-
lished by the Fund’s Board of Directors shortly before the
commencement of each offer, and will be between 5%
and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy
regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at
annual (approximately 12-month) intervals pursuant to
Rule 23c-3 under the 1940 Act (“Offers”). The Board of
Directors may place such conditions and limitations on an
Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which
the Fund must receive repurchase requests submitted by
shareholders in response to the most recent Offer will be
the approximate anniversary date of the repurchase request
deadline for the previous year, which was December 21,
2006 (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase
Request Deadline and the next repurchase pricing date
will be fourteen days; provided that if the fourteenth day
after a Repurchase Request Deadline is not a business
day, the repurchase pricing date shall be the next business
day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain
circumstances, as provided for in Rule 23c-3. (For further
details, see Note 4 to the Financial Statements.)

Under the terms of the Repurchase Offer, the Fund offered
to repurchase up to 211,084 Shares from stockholders at
an amount per share equal to the Fund’s net asset value
per share calculated as of the close of business of the New
York Stock Exchange on January 9, 2008, nine business
days after Wednesday, December 26, 2007, the Expiration
Date of the Repurchase Offer. As of January 9, 2008,
211,084 Shares, or 5% of the Fund’s outstanding Shares,
were repurchased by the Fund at $20.11 per share (subject
to a repurchase fee of up to 0.48% of the net asset value
per share), the Fund’s net asset value per share determined
as of 4:00 p.m. EST, Wednesday, January 9, 2008.

DEFINED STRATEGY FUND INC.

MARCH 31, 2008

13

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

14 DEFINED STRATEGY FUND INC.

MARCH 31, 2008

Defined Strategy Fund Inc. seeks total returns that, exclusive of Fund fees and expenses, exceed the performance of the 10
highest dividend-yielding stocks included in the Dow Jones
Industrial AverageSM as determined once each year (normally
two trading days prior to the last day of the calendar year in which the U.S. stock markets are open for trading).

This report, including the financial information herein, is
transmitted to shareholders of Defined Strategy Fund Inc.
for their information. It is not a prospectus. Past performance results shown in this report should not be considered a
representation of future performance. Statements and other
information herein are as dated and are subject to change.

A description of the policies and procedures that the
Fund uses to determine how to vote proxies relating
to portfolio securities is available without charge at
www.IQIAFunds.com/proxyvoting.asp or upon request by
calling toll-free 1-877-449-4742 or through the Securities
and Exchange Commission’s website at http://www.sec.gov.
Information about how the Fund voted proxies relating to
securities held in the Fund’s portfolio during the most
recent 12-month period ended June 30 is available (1) at
www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Defined Strategy Fund Inc. P.O. Box 9011 Princeton, NJ 08543-9011

#IQDSF-3/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers –

Period	(a) Total	(b) Average	(c) Total Number of	(d) Maximum Number
	Number of Price Paid per Shares Purchased as			(or Approx. Dollar
	Shares	Share	Part of Publicly	Value) of Shares that
	Purchased		Announced Plans or	May Yet Be Purchased
			Programs	Under the Plans or
Programs

October 1-31, 2007

November 1-30,
2007

December 1-31,
2007

January 1-31, 2008	211,084	$20.11 per	211,084[2]	0
Share[1]

February 1-29, 2008

March 1-31, 2008

Total:	211,084	$20.11 per	211,084[2]	0
Share[1]

[1] Subject to a repurchase fee of 0.48% of the net asset value per share.

2 On November 7, 2007, the repurchase offer was announced to repurchase up to 5% of outstanding shares. The expiration date of the offer was December 26, 2007. The registrant may conduct annual repurchases for between
5% and 25% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating
Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Defined Strategy Fund Inc.

By: /s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer of
Defined Strategy Fund Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Defined Strategy Fund Inc.

Date: May 21, 2008

By: /s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Defined Strategy Fund Inc.

Date: May 21, 2008